Related Party Transactions and Balances (Details) - Schedule of Remuneration to Directors - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Directors and Executive Officers [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	$ 1,118	$ 889
Directors and Executive Officers [Member] | Yew Jin Sng [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	116	92
Directors and Executive Officers [Member] | Ho Kin Wai [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	485	446
Directors and Executive Officers [Member] | William Yuen [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	33
Directors and Executive Officers [Member] | William Mirecki [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	23
Directors and Executive Officers [Member] | Kai Yue Jason Chan [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	23
Directors and Executive Officers [Member] | Khazid Bin Omar [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	161	146
Directors and Executive Officers [Member] | Loo Hansel [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	94	85
Directors and Executive Officers [Member] | Kit Yu Lee [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	183	120
Director [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	51	205
Director [Member] | Chiu Hsieh Hui [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	42	38
Director [Member] | Wong Chee Kwok [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers	9	112
Director [Member] | Ong Thiam Teck [Member]
Related Party Transaction [Line Items]
Remuneration to Directors and executive officers		$ 55